Appendix 2.1 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 417,927,182	$ 380,379,326
Trade and other receivables, Current	478,170,067	406,968,537
Trade receivables, Non-current	2,046,845	1,917,828
Trade and other receivables, Non-current	60,527,843	36,182,399
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	457,053,617	415,039,522
Trade and other receivables, Current	527,649,947	463,626,345
Trade receivables, Non-current	2,046,845	1,917,828
Trade and other receivables, Non-current	60,527,843	36,182,399
Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(34,660,196)
Trade and other receivables, Current		380,379,326
Trade receivables, Non-current	2,046,845	1,917,828
Portfolio stratification [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		415,039,522
Trade receivables, Non-current	2,046,845	1,917,828
Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,309,684)	(89,762)
Trade and other receivables, Current	359,658,268	291,328,066
Portfolio stratification [Member] | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	360,967,952	291,417,828
Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(244,773)	(231,131)
Trade and other receivables, Current	26,276,061	33,399,262
Portfolio stratification [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	26,520,834	33,630,393
Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(260,401)	(213,455)
Trade and other receivables, Current	7,805,361	17,293,165
Portfolio stratification [Member] | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,065,762	17,506,620
Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(317,546)
Trade and other receivables, Current	3,629,840
Portfolio stratification [Member] | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,947,386
Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(419,163)	(223,821)
Trade and other receivables, Current	1,677,284	1,965,584
Portfolio stratification [Member] | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,096,447	2,189,405
Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(523,349)	(176,789)
Trade and other receivables, Current	877,649	4,388,548
Portfolio stratification [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,400,998	4,565,337
Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(584,135)	(207,518)
Trade and other receivables, Current	1,361,556	2,654,063
Portfolio stratification [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,945,691	2,861,581
Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(634,104)	(914,480)
Trade and other receivables, Current	894,385	1,556,493
Portfolio stratification [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,528,489	2,470,973
Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,085,824)	(133,045)
Trade and other receivables, Current	777,678	1,663,913
Portfolio stratification [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,863,502	1,796,958
Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(32,747,456)	(32,270,098)
Trade and other receivables, Current	14,969,100	22,334,185
Portfolio stratification [Member] | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,716,556	54,604,283
Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(39,126,435)
Trade and other receivables, Current	417,927,182
Portfolio stratification [Member] | More than 365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	457,053,617
Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(200,097)
Trade and other receivables, Current		3,796,047
Portfolio stratification [Member] | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		3,996,144
Portfolio stratification [Member] | Trade receivables, generation [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		194,311,533
Allowance for doubtful accounts		(1,258,817)
Trade receivables, Non-current	21,255	62,563
Portfolio stratification [Member] | Trade receivables, generation [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		195,525,065
Portfolio stratification [Member] | Trade receivables, generation [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		45,285
Trade receivables, Non-current	21,255	62,563
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	206,893,035	186,769,753
Allowance for doubtful accounts	(21,736)
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	198,424,050	186,724,468
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,468,985	45,285
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,155,988	3,057,994
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	671,037	3,057,994
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	484,951
Portfolio stratification [Member] | Trade receivables, generation [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,453,308	333,079
Portfolio stratification [Member] | Trade receivables, generation [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	248,135	333,079
Portfolio stratification [Member] | Trade receivables, generation [Member] | 31-60 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,205,173
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	708,552
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	140,571
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	567,981
Portfolio stratification [Member] | Trade receivables, generation [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	203,487	10,021
Portfolio stratification [Member] | Trade receivables, generation [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	224	10,021
Portfolio stratification [Member] | Trade receivables, generation [Member] | 91 - 120 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	203,263
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,836	42,015
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,274	42,015
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	562
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	39,787	334,298
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	39,001	334,298
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	786
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	483,751	399,552
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	43,681	399,552
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	440,070
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	153,929	228,498
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	56,046	228,498
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	97,883
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,715,665	2,857,223
Allowance for doubtful accounts	(1,505,948)	(1,258,817)
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,835,279	4,116,040
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	880,386
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	217,815,338
Allowance for doubtful accounts	(1,527,684)
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	205,465,298
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,350,040
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		279,100
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		279,100
Portfolio stratification [Member] | Trade receivables, distribution [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		219,469,172
Allowance for doubtful accounts		(33,401,379)
Trade receivables, Non-current	2,025,590	1,855,265
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		46,268,655
Trade receivables, Non-current	24,635
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		20,269,884
Trade receivables, Non-current		73,844
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		152,930,633
Trade receivables, Non-current	2,000,955	1,781,421
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	154,074,917	104,648,075
Allowance for doubtful accounts	(1,287,948)	(89,762)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	38,529,866	17,771,942
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,592,329	2,284,317
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	108,952,722	84,591,816
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	25,364,846	30,572,399
Allowance for doubtful accounts	(244,773)	(231,131)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,924,749	6,565,888
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,778,266	1,858,506
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,661,831	22,148,005
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,612,454	17,173,541
Allowance for doubtful accounts	(260,401)	(213,455)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,662,569	4,987,871
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,378,215	1,485,719
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,571,670	10,699,951
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,238,834
Allowance for doubtful accounts	(317,546)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,225,278
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	586,415
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,427,141
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,892,960	2,179,384
Allowance for doubtful accounts	(419,163)	(223,821)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	102,522	168,838
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	714,150	352,568
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,076,288	1,657,978
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,393,162	4,523,322
Allowance for doubtful accounts	(523,349)	(176,789)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	475	1,809,919
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	542,116	1,481,759
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	850,571	1,231,644
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,905,904	2,527,283
Allowance for doubtful accounts	(584,135)	(207,518)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	918,487	357,379
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	272,243	1,251,547
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	715,174	918,357
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,044,738	2,071,421
Allowance for doubtful accounts	(634,104)	(914,480)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	124,385	30,481
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	388,845	340,335
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	531,508	1,700,605
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,709,573	1,568,460
Allowance for doubtful accounts	(2,085,824)	(133,045)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	164,424	7,237
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	349,255	994,071
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,195,894	567,152
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	41,000,891	50,488,243
Allowance for doubtful accounts	(31,241,508)	(31,011,281)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,945,564	13,628,346
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,559,034	9,709,399
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	25,496,293	27,150,498
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	239,238,279
Allowance for doubtful accounts	(37,598,751)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	57,598,319
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	20,160,868
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 161,479,092
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		3,717,044
Allowance for doubtful accounts		(200,097)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		940,754
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		511,663
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		$ 2,264,627